Recoverable VAT and other taxes	12 Months Ended
Dec. 31, 2023
Recoverable VAT and other taxes
Recoverable VAT and other taxes

9.Recoverable VAT and other taxes

	12/31/2023	12/31/2022
ICMS (State VAT)	1,870	—
Social contribution on billings - PIS and COFINS	14,814	—
Other recoverable taxes	998	419
	17,682	419

Accounting policy

The outstanding balance of recoverable VAT and other taxes is expected to be recovered over the next 12 months, based on the analysis and budget projections approved by management.